Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Greenrose Holding Co Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Greenrose Holding Company Inc., a Delaware corporation, filed a Registration Statement on Form S-1 February 7, 2022, which was declared effective on February 9, 2022, (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (the “Post-Effective Amendment”) is being filed in order to update disclosures in the Registration Statement and include the financial statements for the registrant reflecting the filing by The Greenrose Holding Company Inc. of its Annual Report on Form 10-K for the fiscal year ended December 31, 2021 on April 15, 2022, as amended on Form 10-K/A on April 25, 2022 and of its Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2022 on May 16, 2022, and to make certain other updates.
Entity Central Index Key	0001790665
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE